Distribution Date:	06/17/25	BMO 2022-C1 Mortgage Trust
Determination Date:	06/11/25
Next Distribution Date:	07/17/25
Record Date:	05/30/25	Commercial Mortgage Pass-Through Certificates
Series 2022-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC, a Delaware limited
			liability company
Certificate Factor Detail	4-5		Paul Vanderslice
Certificate Interest Reconciliation Detail	6-7		151 West 42nd Street | New York, NY 10036 | United States
Additional Information	8	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Cash Flows	9		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Bond / Collateral Reconciliation - Balances	10
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Current Mortgage Loan and Property Stratification	11-15	Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	16-18		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Mortgage Loan Detail (Part 2)	19-21		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Principal Prepayment Detail	22	Special Servicer	CWCapital Asset Management LLC
Historical Detail	23		Attention: Brian Hanson	(202) 715-9500	CWCAMContractNotices@cwcapital.com
Delinquency Loan Detail	24		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
		Special Servicer	Situs Holdings, LLC
Collateral Stratification and Historical Detail	25
			Stacey Ciarlanti		SSNotices@situsamc.com
Specially Serviced Loan Detail - Part 1	26
			2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Specially Serviced Loan Detail - Part 2	27
		Special Servicer	KeyBank National Association
Modified Loan Detail	28		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Historical Liquidated Loan Detail	29		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Historical Bond / Collateral Loss Reconciliation Detail	30	Trustee	Wilmington Trust, National Association
Interest Shortfall Detail - Collateral Level	31		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Supplemental Notes	32		1100 North Market Street | Wilmington, DE 19890 | United States
		Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
			Surveillance Manager		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue,40th Floor | New York, NY 10016 | United States
		Controlling Class Rep.	Sabal Strategic Opportunities Fund, L.P.
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05609MBY0	2.198000%	17,581,000.00	5,880,045.35	369,483.69	10,770.28	0.00	0.00	380,253.97	5,510,561.66	30.33%	30.00%
A-2	05609MBZ7	3.281000%	150,154,000.00	150,154,000.00	0.00	410,546.06	0.00	0.00	410,546.06	150,154,000.00	30.33%	30.00%
A-3	05609MCA1	2.950000%	67,774,000.00	67,774,000.00	0.00	166,611.08	0.00	0.00	166,611.08	67,774,000.00	30.33%	30.00%
A-4	05609MCB9	3.119000%	191,001,000.00	191,001,000.00	0.00	496,443.43	0.00	0.00	496,443.43	191,001,000.00	30.33%	30.00%
A-5	05609MCC7	3.374000%	318,660,000.00	318,660,000.00	0.00	895,965.70	0.00	0.00	895,965.70	318,660,000.00	30.33%	30.00%
A-AB	05609MCD5	3.351000%	25,170,000.00	25,170,000.00	0.00	70,287.22	0.00	0.00	70,287.22	25,170,000.00	30.33%	30.00%
A-S	05609MCF0	3.676000%	93,541,000.00	93,541,000.00	0.00	286,547.26	0.00	0.00	286,547.26	93,541,000.00	21.74%	21.50%
B	05609MCG8	3.468000%	52,273,000.00	52,273,000.00	0.00	151,068.97	0.00	0.00	151,068.97	52,273,000.00	16.94%	16.75%
C	05609MCH6	3.617000%	49,522,000.00	49,522,000.00	0.00	149,267.56	0.00	0.00	149,267.56	49,522,000.00	12.39%	12.25%
D	05609MBJ3	2.000000%	31,639,000.00	31,639,000.00	0.00	52,731.67	0.00	0.00	52,731.67	31,639,000.00	9.48%	9.38%
E	05609MBL8	2.000000%	23,385,000.00	23,385,000.00	0.00	38,975.00	0.00	0.00	38,975.00	23,385,000.00	7.33%	7.25%
F	05609MBN4	2.250000%	13,756,000.00	13,756,000.00	0.00	25,792.50	0.00	0.00	25,792.50	13,756,000.00	6.07%	6.00%
G	05609MBQ7	2.250000%	17,883,000.00	17,883,000.00	0.00	33,530.63	0.00	0.00	33,530.63	17,883,000.00	4.42%	4.38%
H	05609MBS3	2.250000%	23,385,000.00	23,385,000.00	0.00	43,846.88	0.00	0.00	43,846.88	23,385,000.00	2.27%	2.25%
J*	05609MBU8	2.250000%	24,761,779.00	24,761,779.00	0.00	37,126.90	0.00	0.00	37,126.90	24,761,779.00	0.00%	0.00%
VRR Int	N/A	3.885912%	21,521,930.00	21,293,097.30	7,225.90	68,770.67	0.00	0.00	75,996.57	21,285,871.40	0.00%	0.00%
S	05609MDJ1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	05609MBW4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
360A	05609MCU7	3.776000%	20,750,000.00	20,750,000.00	0.00	65,293.33	0.00	0.00	65,293.33	20,750,000.00	79.42%	79.42%
360B	05609MCY9	4.069949%	18,495,000.00	18,495,000.00	0.00	62,728.08	0.00	0.00	62,728.08	18,495,000.00	61.07%	61.07%
360C	05609MDA0	4.069949%	18,650,000.00	18,650,000.00	0.00	63,253.79	0.00	0.00	63,253.79	18,650,000.00	42.57%	42.57%

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 32

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

360D	05609MDC6	4.069949%	17,919,000.00	17,919,000.00	0.00	60,774.51	0.00	0.00	60,774.51	17,919,000.00	24.79%	24.79%
360E	05609MDE2	4.069949%	18,838,000.00	18,838,000.00	0.00	63,891.41	0.00	0.00	63,891.41	18,838,000.00	6.10%	6.10%
360RR*	05609MDG7	4.069949%	6,150,000.00	6,150,000.00	0.00	20,858.49	0.00	0.00	20,858.49	6,150,000.00	0.00%	0.00%
111A	05609MCJ2	3.377615%	11,837,000.00	11,837,000.00	0.00	33,317.36	0.00	0.00	33,317.36	11,837,000.00	84.48%	84.48%
111B	05609MCL7	3.377615%	13,826,000.00	13,826,000.00	0.00	38,915.76	0.00	0.00	38,915.76	13,826,000.00	66.34%	66.34%
111C	05609MCN3	3.377615%	16,738,000.00	16,738,000.00	0.00	47,112.10	0.00	0.00	47,112.10	16,738,000.00	44.39%	44.39%
111D	05609MCQ6	3.377615%	17,465,000.00	17,465,000.00	0.00	49,158.38	0.00	0.00	49,158.38	17,465,000.00	21.49%	21.49%
111E*	05609MCS2	3.377615%	12,569,000.00	12,569,000.00	0.00	35,377.71	0.00	0.00	35,377.71	12,569,000.00	5.00%	5.00%
111RR Int	B20039647040	3.377615%	3,815,000.00	3,815,000.00	0.00	10,738.00	0.00	0.00	10,738.00	3,815,000.00	0.00%	0.00%
Regular SubTotal			1,299,059,709.00	1,287,129,921.65	376,709.59	3,489,700.73	0.00	0.00	3,866,410.32	1,286,753,212.06

X-A	05609MCE3	0.594817%	863,881,000.00	852,180,045.35	0.00	422,409.25	0.00	0.00	422,409.25	851,810,561.66
X-B	05609MAW5	0.345425%	101,795,000.00	101,795,000.00	0.00	29,302.11	0.00	0.00	29,302.11	101,795,000.00
X-D	05609MAY1	1.885912%	55,024,000.00	55,024,000.00	0.00	86,475.33	0.00	0.00	86,475.33	55,024,000.00
X-F	05609MBA2	1.635912%	13,756,000.00	13,756,000.00	0.00	18,753.00	0.00	0.00	18,753.00	13,756,000.00
X-G	05609MBC8	1.635912%	17,883,000.00	17,883,000.00	0.00	24,379.17	0.00	0.00	24,379.17	17,883,000.00
X-H	05609MBE4	1.635912%	23,385,000.00	23,385,000.00	0.00	31,879.83	0.00	0.00	31,879.83	23,385,000.00
X-J	05609MBG9	1.635912%	24,761,779.00	24,761,779.00	0.00	33,756.74	0.00	0.00	33,756.74	24,761,779.00
360X	05609MCW3	0.293949%	20,750,000.00	20,750,000.00	0.00	5,082.86	0.00	0.00	5,082.86	20,750,000.00
Notional SubTotal			1,121,235,779.00	1,109,534,824.35	0.00	652,038.29	0.00	0.00	652,038.29	1,109,165,340.66

Deal Distribution Total					376,709.59	4,141,739.02	0.00	0.00	4,518,448.61

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05609MBY0	334.45454468	21.01607929	0.61260907	0.00000000	0.00000000	0.00000000	0.00000000	21.62868836	313.43846539
A-2	05609MBZ7	1,000.00000000	0.00000000	2.73416666	0.00000000	0.00000000	0.00000000	0.00000000	2.73416666	1,000.00000000
A-3	05609MCA1	1,000.00000000	0.00000000	2.45833328	0.00000000	0.00000000	0.00000000	0.00000000	2.45833328	1,000.00000000
A-4	05609MCB9	1,000.00000000	0.00000000	2.59916665	0.00000000	0.00000000	0.00000000	0.00000000	2.59916665	1,000.00000000
A-5	05609MCC7	1,000.00000000	0.00000000	2.81166667	0.00000000	0.00000000	0.00000000	0.00000000	2.81166667	1,000.00000000
A-AB	05609MCD5	1,000.00000000	0.00000000	2.79249980	0.00000000	0.00000000	0.00000000	0.00000000	2.79249980	1,000.00000000
A-S	05609MCF0	1,000.00000000	0.00000000	3.06333330	0.00000000	0.00000000	0.00000000	0.00000000	3.06333330	1,000.00000000
B	05609MCG8	1,000.00000000	0.00000000	2.89000000	0.00000000	0.00000000	0.00000000	0.00000000	2.89000000	1,000.00000000
C	05609MCH6	1,000.00000000	0.00000000	3.01416663	0.00000000	0.00000000	0.00000000	0.00000000	3.01416663	1,000.00000000
D	05609MBJ3	1,000.00000000	0.00000000	1.66666677	0.00000000	0.00000000	0.00000000	0.00000000	1.66666677	1,000.00000000
E	05609MBL8	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	05609MBN4	1,000.00000000	0.00000000	1.87500000	0.00000000	0.00000000	0.00000000	0.00000000	1.87500000	1,000.00000000
G	05609MBQ7	1,000.00000000	0.00000000	1.87500028	0.00000000	0.00000000	0.00000000	0.00000000	1.87500028	1,000.00000000
H	05609MBS3	1,000.00000000	0.00000000	1.87500021	0.00000000	0.00000000	0.00000000	0.00000000	1.87500021	1,000.00000000
J	05609MBU8	1,000.00000000	0.00000000	1.49936319	0.37563658	4.84023220	0.00000000	0.00000000	1.49936319	1,000.00000000
VRR Int	N/A	989.36746379	0.33574591	3.19537653	0.00845231	0.10990046	0.00000000	0.00000000	3.53112244	989.03171788
S	05609MDJ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	05609MBW4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
360A	05609MCU7	1,000.00000000	0.00000000	3.14666651	0.00000000	0.00000000	0.00000000	0.00000000	3.14666651	1,000.00000000
360B	05609MCY9	1,000.00000000	0.00000000	3.39162368	0.00000000	0.00000000	0.00000000	0.00000000	3.39162368	1,000.00000000
360C	05609MDA0	1,000.00000000	0.00000000	3.39162413	0.00000000	0.00000000	0.00000000	0.00000000	3.39162413	1,000.00000000
360D	05609MDC6	1,000.00000000	0.00000000	3.39162397	0.00000000	0.00000000	0.00000000	0.00000000	3.39162397	1,000.00000000
360E	05609MDE2	1,000.00000000	0.00000000	3.39162385	0.00000000	0.00000000	0.00000000	0.00000000	3.39162385	1,000.00000000
360RR	05609MDG7	1,000.00000000	0.00000000	3.39162439	0.00000000	0.00000000	0.00000000	0.00000000	3.39162439	1,000.00000000
111A	05609MCJ2	1,000.00000000	0.00000000	2.81467940	0.00000000	0.00000000	0.00000000	0.00000000	2.81467940	1,000.00000000
111B	05609MCL7	1,000.00000000	0.00000000	2.81467959	0.00000000	0.00000000	0.00000000	0.00000000	2.81467959	1,000.00000000
111C	05609MCN3	1,000.00000000	0.00000000	2.81467917	0.00000000	0.00000000	0.00000000	0.00000000	2.81467917	1,000.00000000
111D	05609MCQ6	1,000.00000000	0.00000000	2.81467965	0.00000000	0.00000000	0.00000000	0.00000000	2.81467965	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 32

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
111E	05609MCS2	1,000.00000000	0.00000000	2.81467977	0.00000000	0.00000000	0.00000000	0.00000000	2.81467977	1,000.00000000
111RR Int	B20039647040	1,000.00000000	0.00000000	2.81467890	0.00000000	0.00000000	0.00000000	0.00000000	2.81467890	1,000.00000000

Notional Certificates
X-A	05609MCE3	986.45536289	0.00000000	0.48896694	0.00000000	0.00000000	0.00000000	0.00000000	0.48896694	986.02766082
X-B	05609MAW5	1,000.00000000	0.00000000	0.28785412	0.00000000	0.00000000	0.00000000	0.00000000	0.28785412	1,000.00000000
X-D	05609MAY1	1,000.00000000	0.00000000	1.57159294	0.00000000	0.00000000	0.00000000	0.00000000	1.57159294	1,000.00000000
X-F	05609MBA2	1,000.00000000	0.00000000	1.36325967	0.00000000	0.00000000	0.00000000	0.00000000	1.36325967	1,000.00000000
X-G	05609MBC8	1,000.00000000	0.00000000	1.36325952	0.00000000	0.00000000	0.00000000	0.00000000	1.36325952	1,000.00000000
X-H	05609MBE4	1,000.00000000	0.00000000	1.36325978	0.00000000	0.00000000	0.00000000	0.00000000	1.36325978	1,000.00000000
X-J	05609MBG9	1,000.00000000	0.00000000	1.36325989	0.00000000	0.00000000	0.00000000	0.00000000	1.36325989	1,000.00000000
360X	05609MCW3	1,000.00000000	0.00000000	0.24495711	0.00000000	0.00000000	0.00000000	0.00000000	0.24495711	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/25 - 05/30/25	30	0.00	10,770.28	0.00	10,770.28	0.00	0.00	0.00	10,770.28	0.00
A-2	05/01/25 - 05/30/25	30	0.00	410,546.06	0.00	410,546.06	0.00	0.00	0.00	410,546.06	0.00
A-3	05/01/25 - 05/30/25	30	0.00	166,611.08	0.00	166,611.08	0.00	0.00	0.00	166,611.08	0.00
A-4	05/01/25 - 05/30/25	30	0.00	496,443.43	0.00	496,443.43	0.00	0.00	0.00	496,443.43	0.00
A-5	05/01/25 - 05/30/25	30	0.00	895,965.70	0.00	895,965.70	0.00	0.00	0.00	895,965.70	0.00
A-AB	05/01/25 - 05/30/25	30	0.00	70,287.22	0.00	70,287.22	0.00	0.00	0.00	70,287.22	0.00
A-S	05/01/25 - 05/30/25	30	0.00	286,547.26	0.00	286,547.26	0.00	0.00	0.00	286,547.26	0.00
X-A	05/01/25 - 05/30/25	30	0.00	422,409.25	0.00	422,409.25	0.00	0.00	0.00	422,409.25	0.00
X-B	05/01/25 - 05/30/25	30	0.00	29,302.11	0.00	29,302.11	0.00	0.00	0.00	29,302.11	0.00
X-D	05/01/25 - 05/30/25	30	0.00	86,475.33	0.00	86,475.33	0.00	0.00	0.00	86,475.33	0.00
X-F	05/01/25 - 05/30/25	30	0.00	18,753.00	0.00	18,753.00	0.00	0.00	0.00	18,753.00	0.00
X-G	05/01/25 - 05/30/25	30	0.00	24,379.17	0.00	24,379.17	0.00	0.00	0.00	24,379.17	0.00
X-H	05/01/25 - 05/30/25	30	0.00	31,879.83	0.00	31,879.83	0.00	0.00	0.00	31,879.83	0.00
X-J	05/01/25 - 05/30/25	30	0.00	33,756.74	0.00	33,756.74	0.00	0.00	0.00	33,756.74	0.00
360X	05/01/25 - 05/30/25	30	0.00	5,082.86	0.00	5,082.86	0.00	0.00	0.00	5,082.86	0.00
B	05/01/25 - 05/30/25	30	0.00	151,068.97	0.00	151,068.97	0.00	0.00	0.00	151,068.97	0.00
C	05/01/25 - 05/30/25	30	0.00	149,267.56	0.00	149,267.56	0.00	0.00	0.00	149,267.56	0.00
D	05/01/25 - 05/30/25	30	0.00	52,731.67	0.00	52,731.67	0.00	0.00	0.00	52,731.67	0.00
E	05/01/25 - 05/30/25	30	0.00	38,975.00	0.00	38,975.00	0.00	0.00	0.00	38,975.00	0.00
F	05/01/25 - 05/30/25	30	0.00	25,792.50	0.00	25,792.50	0.00	0.00	0.00	25,792.50	0.00
G	05/01/25 - 05/30/25	30	0.00	33,530.63	0.00	33,530.63	0.00	0.00	0.00	33,530.63	0.00
H	05/01/25 - 05/30/25	30	0.00	43,846.88	0.00	43,846.88	0.00	0.00	0.00	43,846.88	0.00
J	05/01/25 - 05/30/25	30	110,344.43	46,428.34	0.00	46,428.34	9,301.43	0.00	0.00	37,126.90	119,852.76
VRR Int	05/01/25 - 05/30/25	30	2,176.32	68,952.58	0.00	68,952.58	181.91	0.00	0.00	68,770.67	2,365.27
360A	05/01/25 - 05/30/25	30	0.00	65,293.33	0.00	65,293.33	0.00	0.00	0.00	65,293.33	0.00
360B	05/01/25 - 05/30/25	30	0.00	62,728.08	0.00	62,728.08	0.00	0.00	0.00	62,728.08	0.00
360C	05/01/25 - 05/30/25	30	0.00	63,253.79	0.00	63,253.79	0.00	0.00	0.00	63,253.79	0.00
360D	05/01/25 - 05/30/25	30	0.00	60,774.51	0.00	60,774.51	0.00	0.00	0.00	60,774.51	0.00
360E	05/01/25 - 05/30/25	30	0.00	63,891.41	0.00	63,891.41	0.00	0.00	0.00	63,891.41	0.00
360RR	05/01/25 - 05/30/25	30	0.00	20,858.49	0.00	20,858.49	0.00	0.00	0.00	20,858.49	0.00
111A	05/01/25 - 05/30/25	30	0.00	33,317.36	0.00	33,317.36	0.00	0.00	0.00	33,317.36	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 6 of 32

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
111B	05/01/25 - 05/30/25	30	0.00	38,915.76	0.00	38,915.76	0.00	0.00	0.00	38,915.76	0.00
111C	05/01/25 - 05/30/25	30	0.00	47,112.10	0.00	47,112.10	0.00	0.00	0.00	47,112.10	0.00
111D	05/01/25 - 05/30/25	30	0.00	49,158.38	0.00	49,158.38	0.00	0.00	0.00	49,158.38	0.00
111E	05/01/25 - 05/30/25	30	0.00	35,377.71	0.00	35,377.71	0.00	0.00	0.00	35,377.71	0.00
111RR Int	05/01/25 - 05/30/25	30	0.00	10,738.00	0.00	10,738.00	0.00	0.00	0.00	10,738.00	0.00
Totals			112,520.75	4,151,222.37	0.00	4,151,222.37	9,483.34	0.00	0.00	4,141,739.02	122,218.03

© 2021 Computershare. All rights reserved. Confidential.												Page 7 of 32

	Additional Information
Total Available Distribution Amount (1)	4,518,448.61
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 8 of 32

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,177,335.09	Master Servicing Fee	16,104.48
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,568.29
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	554.18
ARD Interest	0.00	Operating Advisor Fee	1,385.45
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	210.30
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,177,335.09	Total Fees	26,112.69

Principal		Expenses/Reimbursements
Scheduled Principal	376,709.59	Reimbursement for Interest on Advances	559.82
Unscheduled Principal Collections		ASER Amount	1,887.46
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,036.06
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	376,709.59	Total Expenses/Reimbursements	9,483.34

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,141,739.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	376,709.59
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,518,448.61
Total Funds Collected	4,554,044.68	Total Funds Distributed	4,554,044.64

© 2021 Computershare. All rights reserved. Confidential.			Page 9 of 32

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation				Certificate Reconciliation
	Pooled	360 Rosemary (Non-	111 River Street	Total		Total
		pooled)	(Non-pooled)		Beginning Certificate Balance	1,287,129,921.65
Beginning Scheduled Collateral Balance	1,110,077,922.01	100,802,000.00	76,250,000.00	1,287,129,922.01	(-) Principal Distributions	376,709.59
(-) Scheduled Principal Collections	376,709.59	0.00	0.00	376,709.59	(-) Realized Losses	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
(-) Other Adjustments²	0.00	0.00	0.00	0.00	Non-Cash Principal Adjustments	0.00
					Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	1,109,701,212.42	100,802,000.00	76,250,000.00	1,286,753,212.42	Ending Certificate Balance	1,286,753,212.06
Beginning Actual Collateral Balance	1,110,092,986.50	100,802,000.00	76,250,000.00	1,287,144,986.50
Ending Actual Collateral Balance	1,109,716,343.46	100,802,000.00	76,250,000.00	1,286,768,343.46

	NRA/WODRA Reconciliation				Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal		Beginning UC / (OC)	(0.36)
Beginning Cumulative Advances	0.00		0.00		UC / (OC) Change	0.00
Current Period Advances	0.00		0.00		Ending UC / (OC)	(0.36)
Ending Cumulative Advances	0.00		0.00		Net WAC Rate	0.00%
					UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.						Page 10 of 32

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,683,853.30	0.87%	78	2.8900	NAP	Defeased	2	9,683,853.30	0.87%	78	2.8900	NAP
$4,999,999 or less	23	72,398,324.02	6.52%	70	4.0057	1.864179	1.59 or less	15	168,497,286.23	15.18%	74	4.2626	1.261216
$5,000,000 to $9,999,999	20	139,417,291.61	12.56%	72	3.8996	2.262743	1.60 to 1.69	3	56,550,797.43	5.10%	78	4.5844	1.638558
$10,000,000 to $19,999,999	15	203,545,744.23	18.34%	72	3.9005	2.295329	1.70 to 1.79	5	124,376,674.04	11.21%	69	3.6833	1.743668
$20,000,000 to $29,999,999	4	100,139,055.13	9.02%	79	4.2790	2.166218	1.80 to 1.89	4	27,550,000.00	2.48%	79	3.6746	1.861597
$30,000,000 to $39,999,999	7	238,116,944.13	21.46%	70	3.8681	2.230034	1.90 to 1.99	6	28,423,853.25	2.56%	78	4.1472	1.948391
$40,000,000 or greater	8	346,400,000.00	31.22%	68	3.4529	2.295075	2.00 to 2.49	22	375,120,951.82	33.80%	65	3.8760	2.224391
Totals	79	1,109,701,212.42	100.00%	71	3.7859	2.250408	2.50 to 2.99	14	111,985,633.66	10.09%	77	3.6903	2.765366
							3.00 to 3.99	8	207,512,162.69	18.70%	72	3.1385	3.314357
							4.00 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	79	1,109,701,212.42	100.00%	71	3.7859	2.250408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 32

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	0	9,683,853.30	0.87%	78	2.8900	0.000000	North Dakota	1	173,898.70	0.02%	54	4.8500	2.360000
Alabama	4	15,773,169.35	1.42%	79	3.8124	1.839955	Ohio	22	47,349,100.38	4.27%	78	3.9265	2.089424
Arizona	7	27,744,390.56	2.50%	78	3.8985	1.680590	Oklahoma	4	16,936,592.08	1.53%	78	3.2538	3.141519
California	11	86,601,995.88	7.80%	80	3.1474	2.486006	Oregon	2	31,959,646.06	2.88%	79	3.8447	2.340288
Colorado	1	36,484.71	0.00%	54	4.8500	2.360000	Pennsylvania	6	27,011,807.49	2.43%	79	3.4673	1.875090
Florida	17	123,606,806.68	11.14%	79	4.2773	1.503338	South Carolina	2	11,240,646.15	1.01%	79	3.7146	2.635089
Georgia	8	9,158,156.75	0.83%	77	3.7238	2.340000	South Dakota	2	28,229,581.78	2.54%	79	3.5120	3.678219
Illinois	13	53,507,034.91	4.82%	75	3.6980	2.355600	Tennessee	5	22,017,991.53	1.98%	79	3.9523	2.641377
Indiana	12	22,987,084.86	2.07%	77	3.4362	2.756490	Texas	13	70,407,765.77	6.34%	78	4.1448	2.086292
Iowa	2	614,911.76	0.06%	54	4.8500	2.360000	Utah	1	272,989.25	0.02%	54	4.8500	2.360000
Kansas	6	5,304,620.24	0.48%	26	3.9904	1.894368	Vermont	1	5,800,000.00	0.52%	80	3.3500	2.740000
Louisiana	1	333,453.79	0.03%	54	4.8500	2.360000	Virginia	4	7,452,427.21	0.67%	46	4.2608	1.690281
Maine	2	7,235,899.49	0.65%	79	3.6280	1.710000	Washington	7	50,536,437.67	4.55%	80	4.1647	2.118575
Maryland	2	3,798,326.09	0.34%	78	3.6571	1.725458	Wisconsin	3	24,019,801.93	2.16%	79	3.6761	2.823145
Massachusetts	3	12,446,179.07	1.12%	79	3.6294	2.422724	Wyoming	6	3,334,571.28	0.30%	54	4.8500	2.360000
Michigan	20	70,143,736.80	6.32%	51	3.9799	2.661451	Totals	234	1,109,701,212.42	100.00%	71	3.7859	2.250408
Minnesota	2	13,957,986.76	1.26%	78	3.8847	2.837662
									Property Type³
Missouri	6	26,127,314.22	2.35%	72	3.8165	2.144614
Montana	2	680,445.54	0.06%	54	4.8500	2.360000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Nebraska	4	1,889,731.53	0.17%	54	4.8500	2.360000		Properties	Balance	Agg. Bal.			DSCR¹
Nevada	3	19,830,118.05	1.79%	28	3.9077	1.767007	Defeased	0	9,683,853.30	0.87%	78	2.8900	0.000000
New Jersey	4	91,262,000.00	8.22%	55	3.7373	2.322841	Industrial	6	58,738,803.69	5.29%	70	4.0793	2.194333
New Mexico	3	1,760,686.40	0.16%	54	4.8500	2.360000	Lodging	47	61,481,646.85	5.54%	72	4.7061	1.881921
New York	20	152,125,253.83	13.71%	62	3.5343	2.166281	Mixed Use	10	52,251,844.71	4.71%	73	4.0323	1.776017
North Carolina	2	6,348,314.61	0.57%	80	4.0200	2.210000	Mobile Home Park	1	2,300,000.00	0.21%	79	3.8600	3.540000
							Multi-Family	62	168,084,032.22	15.15%	78	3.9816	2.046059
							Office	26	327,624,709.79	29.52%	61	3.4066	2.537056
							Other	5	8,222,400.00	0.74%	43	3.7780	3.180000
							Retail	21	243,736,690.61	21.96%	74	3.8991	2.295995
							Self Storage	56	177,577,231.25	16.00%	78	3.7053	1.994418
							Totals	234	1,109,701,212.42	100.00%	71	3.7859	2.250408

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 12 of 32

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,683,853.30	0.87%	78	2.8900	NAP	Defeased	2	9,683,853.30	0.87%	78	2.8900	NAP
	3.249% or less	3	114,466,146.70	10.32%	80	2.7127	3.276043	12 months or less	1	41,400,000.00	3.73%	82	2.4945	3.010000
	3.250% to 3.749%	27	400,766,242.30	36.11%	66	3.5375	2.302473	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.750% to 3.999%	19	253,813,658.09	22.87%	68	3.8734	2.147678	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.000% to 4.249%	12	94,937,560.26	8.56%	79	4.0459	2.011633	37 months to 48 months	75	1,042,245,013.25	93.92%	71	3.8288	2.204209
	4.250% to 4.499%	8	152,780,106.58	13.77%	79	4.3751	1.957368	49 months or greater	1	16,372,345.87	1.48%	54	4.8500	2.360000
	4.500% to 4.749%	4	31,501,990.89	2.84%	72	4.6995	1.673326	Totals	79	1,109,701,212.42	100.00%	71	3.7859	2.250408
	4.750% or greater	4	51,751,654.30	4.66%	60	5.0493	1.448845
	Totals	79	1,109,701,212.42	100.00%	71	3.7859	2.250408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 32

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,683,853.30	0.87%	78	2.8900	NAP	Defeased	2	9,683,853.30	0.87%	78	2.8900	NAP
	60 months or less	11	182,937,660.49	16.49%	30	3.8214	2.337095	Interest Only	47	773,361,146.70	69.69%	71	3.7401	2.254643
	61 to 94 months	66	917,079,698.63	82.64%	79	3.7883	2.216859	244 months or less	3	71,122,856.62	6.41%	75	3.3963	2.554403
	95 months or greater	0	0.00	0.00%	0	0.0000	0.000000	245 month to 299	2	19,188,967.54	1.73%	27	3.9086	1.722843
	Totals	79	1,109,701,212.42	100.00%	71	3.7859	2.250408	300 months or greater	25	236,344,388.26	21.30%	73	4.0798	2.124821
								Totals	79	1,109,701,212.42	100.00%	71	3.7859	2.250408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 32

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,683,853.30	0.87%	78	2.8900	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	75	1,082,246,387.28	97.53%	71	3.7761	2.236267	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	1	16,372,345.87	1.48%	54	4.8500	2.360000
	25 months or greater	1	1,398,625.97	0.13%	80	5.1300	1.250000
	Totals	79	1,109,701,212.42	100.00%	71	3.7859	2.250408
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 15 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10230039	SS	Various	Various	Actual/360	3.628%	187,446.67	0.00	0.00	N/A	01/01/32	--	60,000,000.00	60,000,000.00	06/01/25
2	10233919	OF	West Palm Beach	FL	Actual/360	3.950%	153,062.50	0.00	0.00	N/A	02/06/32	--	45,000,000.00	45,000,000.00	06/06/25
3	10233925	OF	Various	Various	Actual/360	2.890%	82,288.78	0.00	0.00	N/A	12/06/31	--	33,066,146.70	33,066,146.70	06/06/25
4	10233926	OF	San Jose	CA	Actual/360	2.494%	88,928.93	0.00	0.00	N/A	04/06/32	--	41,400,000.00	41,400,000.00	06/06/25
5	10231068	MF	Various	Various	Actual/360	3.724%	128,264.57	0.00	0.00	N/A	11/06/31	--	40,000,000.00	40,000,000.00	06/06/25
6	10233927	OF	New York	NY	Actual/360	2.792%	96,167.51	0.00	0.00	N/A	01/09/32	--	40,000,000.00	40,000,000.00	06/09/25
7	10232054	OF	New York	NY	Actual/360	3.513%	120,986.11	0.00	0.00	N/A	01/06/27	--	40,000,000.00	40,000,000.00	06/06/25
8	10233928	Various Detroit		MI	Actual/360	3.778%	130,131.11	0.00	0.00	N/A	01/01/29	--	40,000,000.00	40,000,000.00	06/01/25
9	10231908	SS	Various	Various	Actual/360	3.628%	124,964.44	0.00	0.00	N/A	01/01/32	--	40,000,000.00	40,000,000.00	06/01/25
10	10233929	OF	Hoboken	NJ	Actual/360	3.280%	105,916.67	0.00	0.00	N/A	02/06/27	--	37,500,000.00	37,500,000.00	06/06/25
11	10233933	OF	Newark	NJ	Actual/360	4.260%	137,562.50	0.00	0.00	N/A	01/06/32	--	37,500,000.00	37,500,000.00	06/06/25
12	10233938	RT	Various	WA	Actual/360	4.370%	141,114.58	0.00	0.00	N/A	02/06/32	--	37,500,000.00	37,500,000.00	06/06/25
13	10233939	MF	Pasadena	TX	Actual/360	4.490%	120,235.31	46,774.82	0.00	N/A	11/06/31	--	31,097,572.25	31,050,797.43	06/06/25
14	10233940	IN	Tangent	OR	Actual/360	3.830%	103,888.75	0.00	0.00	N/A	01/06/32	--	31,500,000.00	31,500,000.00	06/06/25
15	10233941	Various Various		NY	Actual/360	3.960%	102,300.00	0.00	0.00	N/A	02/06/32	--	30,000,000.00	30,000,000.00	06/06/25
16	10233944	RT	Sioux Falls	SD	Actual/360	3.500%	84,454.29	42,176.31	0.00	N/A	01/06/32	--	28,021,698.67	27,979,522.36	06/06/25
17	10233945	LO	Orlando	FL	Actual/360	5.036%	108,807.96	31,338.26	0.00	N/A	12/06/31	--	25,090,871.03	25,059,532.77	06/06/25
18	10229867	SS	Various	Various	Actual/360	4.020%	86,541.67	0.00	0.00	N/A	02/01/32	--	25,000,000.00	25,000,000.00	06/01/25
19	10233946	RT	Miami	FL	Actual/360	4.700%	89,443.61	0.00	0.00	N/A	01/06/32	--	22,100,000.00	22,100,000.00	06/06/25
20	10233947	LO	Various	Various	Actual/360	4.850%	68,599.62	53,235.64	0.00	N/A	12/06/29	--	16,425,581.51	16,372,345.87	06/06/25
21	10230809	RT	Stevens Point	WI	Actual/360	3.770%	58,435.00	0.00	0.00	N/A	02/01/32	--	18,000,000.00	18,000,000.00	06/01/25
22	10233948	RT	Reno	NV	Actual/360	3.930%	55,788.67	38,527.63	0.00	N/A	12/01/26	--	16,485,201.67	16,446,674.04	06/01/25
23	10233949	MF	Brooklyn	NY	Actual/360	4.485%	65,269.21	0.00	0.00	N/A	02/06/32	--	16,900,000.00	16,900,000.00	06/06/25
24	10233950	RT	Warrington	PA	Actual/360	3.300%	43,534.55	25,355.81	0.00	N/A	01/06/32	--	15,320,075.75	15,294,719.94	06/06/25
25	10233951	RT	Elyria	OH	Actual/360	4.410%	50,863.02	43,307.22	0.00	N/A	02/06/32	--	13,393,817.97	13,350,510.75	06/06/25
26	10233952	OF	Peoria	AZ	Actual/360	4.030%	50,058.76	0.00	0.00	N/A	01/06/32	--	14,425,000.00	14,425,000.00	06/06/25
27	10233953	RT	Carver	MN	Actual/360	3.880%	46,408.03	0.00	0.00	N/A	12/06/31	--	13,890,000.00	13,890,000.00	06/06/25
28	10233954	RT	Tulsa	OK	Actual/360	3.262%	34,128.68	0.00	0.00	N/A	12/06/31	--	12,150,000.00	12,150,000.00	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	10233955	MF	Memphis	TN	Actual/360	3.890%	40,196.67	0.00	0.00	N/A	01/06/32	--	12,000,000.00	12,000,000.00	06/06/25
30	10233956	LO	Temple	TX	Actual/360	4.070%	37,267.92	17,137.02	0.00	N/A	01/06/32	--	10,633,630.65	10,616,493.63	06/06/25
31	10233957	RT	Daly City	CA	Actual/360	3.400%	32,937.50	0.00	0.00	N/A	12/06/31	--	11,250,000.00	11,250,000.00	06/06/25
32	10233958	RT	Oroville	CA	Actual/360	3.630%	35,009.33	0.00	0.00	N/A	01/06/32	--	11,200,000.00	11,200,000.00	06/06/25
33	10233959	MF	Dover	NJ	Actual/360	3.590%	33,696.14	0.00	0.00	N/A	12/06/31	--	10,900,000.00	10,900,000.00	06/06/25
34	10233960	MF	New York	NY	Actual/360	3.470%	32,121.60	0.00	0.00	N/A	01/06/32	--	10,750,000.00	10,750,000.00	06/06/25
35	10233961	LO	El Paso	TX	Actual/360	4.296%	34,950.52	14,513.14	0.00	N/A	02/06/32	--	9,447,787.72	9,433,274.58	06/06/25
36	10233962	RT	Lemont	IL	Actual/360	3.810%	17,960.10	0.00	0.00	N/A	01/06/29	--	5,474,250.00	5,474,250.00	06/06/25
37	10233963	RT	Arnold	MO	Actual/360	3.810%	14,505.38	0.00	0.00	N/A	01/06/29	--	4,421,250.00	4,421,250.00	06/06/25
38	10233964	MF	Kansas City	MO	Actual/360	4.000%	33,238.89	0.00	0.00	N/A	01/06/32	--	9,650,000.00	9,650,000.00	06/06/25
39	10233965	RT	Simpsonville	SC	Actual/360	3.730%	30,641.95	0.00	0.00	N/A	01/06/32	--	9,540,000.00	9,540,000.00	06/06/25
40	10228654	IN	Shelby Township	MI	Actual/360	5.440%	41,841.67	10,895.16	0.00	N/A	02/01/27	--	8,932,044.85	8,921,149.69	06/01/25
41	10228059	SS	Lacey	WA	Actual/360	3.550%	27,512.50	0.00	0.00	N/A	12/01/31	--	9,000,000.00	9,000,000.00	06/01/25
42	10233966	MU	Medford	MA	Actual/360	3.630%	27,351.04	0.00	0.00	N/A	01/06/32	--	8,750,000.00	8,750,000.00	06/06/25
43	10233967	IN	Kansas City	MO	Actual/360	3.550%	24,684.83	0.00	0.00	N/A	01/06/32	--	8,075,000.00	8,075,000.00	06/06/25
44	10233968	RT	Woodhaven	MI	Actual/360	3.900%	22,274.47	10,978.14	0.00	N/A	02/06/32	--	6,632,595.48	6,621,617.34	06/06/25
45	10226633	SS	Various	IL	Actual/360	4.140%	24,206.35	0.00	0.00	N/A	11/01/31	--	6,790,000.00	6,790,000.00	06/01/25
46	10233969	SS	Cleveland	OH	Actual/360	3.922%	22,123.99	0.00	0.00	N/A	02/06/32	--	6,550,000.00	6,550,000.00	06/06/25
47	10233970	MF	Chicago	IL	Actual/360	4.020%	20,943.08	0.00	0.00	N/A	02/06/32	--	6,050,000.00	6,050,000.00	06/06/25
48	10227441	SS	Mount Kisco	NY	Actual/360	3.590%	18,548.33	0.00	0.00	N/A	12/01/28	--	6,000,000.00	6,000,000.00	06/01/25
49	10233971	IN	Plantation	FL	Actual/360	3.805%	19,167.69	0.00	0.00	N/A	01/06/32	--	5,850,000.00	5,850,000.00	06/06/25
50	10229902	SS	Burlington	VT	Actual/360	3.350%	16,731.39	0.00	0.00	N/A	02/01/32	--	5,800,000.00	5,800,000.00	06/01/25
51	10233972	MF	Various	Various	Actual/360	3.960%	18,925.50	0.00	0.00	N/A	02/06/32	--	5,550,000.00	5,550,000.00	06/06/25
52	10233973	SS	Traverse City	MI	Actual/360	3.400%	16,102.78	0.00	0.00	N/A	01/06/32	--	5,500,000.00	5,500,000.00	06/06/25
53	10233974	SS	New Hudson	MI	Actual/360	3.400%	16,102.78	0.00	0.00	N/A	01/06/32	--	5,500,000.00	5,500,000.00	06/06/25
54	10227325	RT	Middletown	NJ	Actual/360	3.580%	16,529.85	0.00	0.00	N/A	01/01/32	--	5,362,000.00	5,362,000.00	06/01/25
55	10230225	MU	Laguna Beach	CA	Actual/360	4.290%	18,470.83	0.00	0.00	N/A	02/01/32	--	5,000,000.00	5,000,000.00	06/01/25
56	10233975	MU	Chicago	IL	Actual/360	4.020%	16,789.08	0.00	0.00	N/A	02/06/32	--	4,850,000.00	4,850,000.00	06/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 32

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
57	10233976	MF	Chicago	IL	Actual/360	3.550%	14,367.64	0.00	0.00	N/A	11/06/31	--	4,700,000.00	4,700,000.00	06/06/25
58	10233977	SS	Fairhope	AL	Actual/360	4.000%	14,691.08	5,790.04	0.00	N/A	01/06/32	--	4,265,151.47	4,259,361.43	06/06/25
59	10227311	MU	Richmond	VA	Actual/360	4.690%	16,185.51	5,701.55	0.00	N/A	02/01/27	--	4,007,692.44	4,001,990.89	06/01/25
60	10233978	MU	Akron	OH	Actual/360	4.070%	14,474.50	0.00	0.00	N/A	12/06/31	--	4,130,000.00	4,130,000.00	06/06/25
61	10223769	OF	Kansas City	KS	Actual/360	3.650%	11,943.61	0.00	0.00	N/A	09/01/26	--	3,800,000.00	3,800,000.00	06/01/25
62	10233979	MF	Chicago	IL	Actual/360	3.740%	11,642.31	0.00	0.00	N/A	01/06/32	--	3,615,000.00	3,615,000.00	06/06/25
63	10233980	MF	Indianapolis	IN	Actual/360	4.050%	12,012.09	4,966.60	0.00	N/A	11/06/31	--	3,444,328.00	3,439,361.40	06/06/25
64	10228706	Various Various		FL	Actual/360	4.210%	12,779.10	0.00	0.00	N/A	02/01/32	--	3,525,000.00	3,525,000.00	06/01/25
65	10233981	MU	Newport Beach	CA	Actual/360	4.695%	13,745.92	0.00	0.00	N/A	02/06/32	--	3,400,000.00	3,400,000.00	06/06/25
66	10233982	MU	New York	NY	Actual/360	3.720%	10,571.00	0.00	0.00	N/A	10/06/31	--	3,300,000.00	3,300,000.00	06/06/25
67	10233983	OF	Madison	WI	Actual/360	3.925%	9,945.85	4,351.28	0.00	N/A	11/06/31	--	2,942,680.71	2,938,329.43	06/06/25
68	10233984	MF	Johnstown	PA	Actual/360	3.780%	8,947.41	6,525.55	0.00	N/A	01/06/32	--	2,748,819.05	2,742,293.50	06/06/25
69	10233985	MF	Gainesville	FL	Actual/360	3.882%	7,820.74	3,945.20	0.00	N/A	11/06/31	--	2,339,555.32	2,335,610.12	06/06/25
70	10233986	MF	Chicago	IL	Actual/360	3.565%	7,367.67	0.00	0.00	N/A	09/06/31	--	2,400,000.00	2,400,000.00	06/06/25
71	10233987	MF	Brooklyn	NY	Actual/360	3.600%	7,440.00	0.00	0.00	N/A	01/06/32	--	2,400,000.00	2,400,000.00	06/06/25
72	10233988	MF	Ferndale	MI	Actual/360	4.140%	7,863.93	3,526.41	0.00	N/A	12/06/31	--	2,205,870.21	2,202,343.80	06/06/25
73	10233989	MH	Maryville	TN	Actual/360	3.860%	7,644.94	0.00	0.00	N/A	01/06/32	--	2,300,000.00	2,300,000.00	06/06/25
74	10233990	OF	Tempe	AZ	Actual/360	3.850%	7,283.33	3,264.86	0.00	N/A	01/06/32	--	2,196,898.52	2,193,633.66	06/06/25
75	10233991	SS	Jacksonville	AL	Actual/360	4.275%	7,540.47	2,821.03	0.00	N/A	11/06/31	--	2,048,344.85	2,045,523.82	06/06/25
76	10233992	IN	Vernon Hills	IL	Actual/360	4.720%	8,128.89	0.00	0.00	N/A	12/06/31	--	2,000,000.00	2,000,000.00	06/06/25
77	10233993	MF	Detroit	MI	Actual/360	5.130%	6,185.40	1,577.92	0.00	N/A	02/06/32	--	1,400,203.89	1,398,625.97	09/06/24
3A	10257214				Actual/360	2.890%	13,135.92	0.00	0.00	N/A	12/06/31	--	5,278,413.75	5,278,413.75	06/06/25
3B	10259844				Actual/360	2.890%	10,963.43	0.00	0.00	N/A	12/06/31	08/06/31	4,405,439.55	4,405,439.55	06/06/25
Totals							3,619,104.40	376,709.59	0.00				1,110,077,922.01	1,109,701,212.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 18 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	8,242,140.26	7,538,944.45	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,598,006.90	9,643,996.49	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,907,898.96	3,978,511.19	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	37,501,940.62	29,518,327.14	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	18,140,782.22	18,257,161.42	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	98,557,671.61	91,385,897.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	33,255,292.30	39,407,787.43	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	52,185,500.20	55,700,679.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	6,799,969.58	5,872,966.03	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	13,073,882.42	9,531,049.10	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	10,860,197.00	8,641,680.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,678,162.32	3,780,843.83	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,422,247.34	3,388,237.37	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,725,945.16	2,898,705.96	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,226,201.65	2,424,639.59	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,544,952.31	3,950,609.86	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,440,962.17	1,658,371.78	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,092,105.58	2,304,416.84	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,878,399.00	1,853,735.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	18,318,798.00	2,009,007.97	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,001,257.90	2,018,202.32	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	15,397,801.00	15,391,539.00	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,478,878.79	1,620,577.60	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,871,965.32	1,682,654.37	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,843,138.26	1,693,726.34	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	976,294.35	887,812.90	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	1,527,055.56	1,581,219.12	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,585,381.38	1,447,818.55	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,368,920.27	1,388,185.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,018,242.93	2,394,718.05	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,051,735.14	812,125.26	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,075,312.53	1,124,790.99	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	944,766.64	919,621.57	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	800,086.62	797,937.18	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,455,463.05	1,390,906.63	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	511,401.18	661,862.64	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	515,755.33	394,160.67	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	743,941.35	590,955.98	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
39	977,903.43	508,774.04	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
40	903,449.12	956,757.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	778,821.01	741,643.93	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	879,560.30	921,083.57	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	664,103.42	786,907.42	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	734,488.21	642,227.95	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	565,047.78	433,305.07	04/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
46	657,092.95	625,599.14	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	467,198.12	468,869.70	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	657,169.72	567,874.08	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	702,357.48	681,491.43	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
50	586,985.69	551,458.94	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
51	467,901.30	426,772.40	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
52	648,838.47	548,495.80	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
53	540,268.15	544,319.79	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	606,202.33	595,459.12	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 32

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	419,878.08	317,268.84	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
56	412,478.98	441,396.66	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
57	382,846.52	322,258.13	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
58	387,586.08	372,760.77	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	309,704.41	424,906.59	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
60	262,243.84	306,588.92	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
61	319,149.76	293,406.37	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
62	291,675.19	281,842.28	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
63	249,878.30	248,898.13	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
64	27,204.67	110,553.26	02/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
65	252,017.49	271,646.04	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
66	282,890.91	284,414.85	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
67	339,912.00	351,158.56	10/01/23	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
68	297,861.06	307,404.12	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
69	212,314.39	219,345.65	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	192,611.18	236,333.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
71	196,131.63	203,477.68	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
72	193,198.09	186,082.99	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
73	247,504.22	322,853.70	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
74	295,937.69	339,997.89	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
75	202,688.89	240,463.40	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
76	182,395.98	184,094.41	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	97,592.42	04/01/22	03/31/23	04/11/25	427,476.93	5,601.49	5,861.92	64,241.72	0.00	0.00
Totals	389,413,950.04	356,910,166.77				427,476.93	5,601.49	5,861.92	64,241.72	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 32

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/25	0	0.00	0	0.00	1	1,398,625.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.785904%	3.760397%	71
05/16/25	0	0.00	0	0.00	1	1,400,203.89	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786068%	3.760560%	72
04/17/25	0	0.00	0	0.00	1	1,401,973.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786244%	3.760734%	73
03/17/25	0	0.00	0	0.00	1	1,403,536.97	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786406%	3.760895%	74
02/18/25	0	0.00	0	0.00	1	1,405,691.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786605%	3.761092%	75
01/17/25	0	0.00	0	0.00	1	1,407,238.42	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786766%	3.761251%	76
12/17/24	0	0.00	0	0.00	1	1,408,778.46	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.786935%	3.761419%	77
11/18/24	0	0.00	0	0.00	1	1,410,511.84	0	0.00	0	0.00	0	0.00	1	599,639.00	0	0.00	3.787117%	3.761599%	78
10/18/24	0	0.00	0	0.00	1	1,412,037.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.787855%	3.762343%	79
09/17/24	0	0.00	0	0.00	1	1,413,756.99	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.788032%	3.762518%	80
08/16/24	0	0.00	0	0.00	1	1,415,268.36	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.788196%	3.762680%	81
07/17/24	0	0.00	1	1,416,773.08	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.788359%	3.762842%	82
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 23 of 32

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
77	10233993	09/06/24	8	6	5,861.92	64,241.72	0.00	1,413,756.99	01/30/24	11
Totals					5,861.92	64,241.72	0.00	1,413,756.99

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		110,669,815	110,669,815	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		55,895,500	55,895,500	0		0
49 - 60 Months		16,372,346	16,372,346	0		0
> 60 Months		926,763,552	925,364,926	1,398,626		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-25	1,109,701,212	1,108,302,586	0	0	1,398,626	0
May-25	1,110,077,922	1,108,677,718	0	0	1,400,204	0
Apr-25	1,110,477,952	1,109,075,978	0	0	1,401,974	0
Mar-25	1,110,851,815	1,109,448,278	0	0	1,403,537	0
Feb-25	1,111,298,701	1,109,893,009	0	0	1,405,692	0
Jan-25	1,111,669,554	1,110,262,315	0	0	1,407,238	0
Dec-24	1,111,991,850	1,110,583,071	0	0	1,408,778	0
Nov-24	1,112,334,651	1,110,924,139	0	0	1,410,512	0
Oct-24	1,113,251,596	1,111,839,559	0	0	1,412,037	0
Sep-24	1,113,589,587	1,112,175,830	0	0	1,413,757	0
Aug-24	1,113,904,437	1,112,489,169	0	0	1,415,268	0
Jul-24	1,114,218,108	1,112,801,335	0	1,416,773	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 25 of 32

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
20	10233947	16,372,345.87	16,372,345.87	215,000,000.00	08/01/19	1,887,423.93	2.36000	12/31/23	12/06/29	203
77	10233993	1,398,625.97	1,413,756.99	1,200,000.00	04/25/24	92,342.42	1.25000	03/31/23	02/06/32	319
Totals		17,770,971.84	17,786,102.86	216,200,000.00		1,979,766.35

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 32

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
20	10233947	LO	Various	04/30/24	3

6/11/2025 Borrower filed chapter 11 bankruptcy on 6/26/24 and the case is ongoing. Borrower and Lender continue to negotiate potential settlement terms and work towards a resolution while litigating the case.

77	10233993	MF	MI	01/30/24	11

6/11/2025 The loan transferred to Special Servicing effective 1/30/2024 for monetary and non-monetary default. The subject is a 21-unit multifamily property located in Detroit, MI built in 1966. A February 2025 inspection found the property to be in good overall condition with minor deferred maintenance identified. Occupancy as of April 2025 is 90%. The Borrower is working to sell the property and payoff the loan. The special servicer continues to reserve rights and remedies under the loan documents.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 27 of 32

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 29 of 32

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 30 of 32

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	51.11	0.00	0.00	0.00
20	0.00	0.00	3,536.06	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
77	0.00	0.00	3,500.00	0.00	0.00	1,887.46	0.00	0.00	508.71	0.00	0.00	0.00
Total	0.00	0.00	7,036.06	0.00	0.00	1,887.46	0.00	0.00	559.82	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		9,483.34

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 32 of 32